Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 364,248	$ 0	$ 0	$ 0	$ 0	$ 364,248	$ 0	$ 0